Included in Profit/(Loss) Before Royalties and Taxation	12 Months Ended
Dec. 31, 2020
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Included in Profit/(Loss) Before Royalties and Taxation

		UNITED STATES DOLLAR
		2020	2019	2018
8.	INCLUDED IN PROFIT/(LOSS) BEFORE ROYALTIES AND TAXATION ARE THE FOLLOWING:
	Operating lease charges 1	—	—	(2.3)
	Damang - contract termination 1,2	(1.1)	(13.1)	—
	Loss on buy-back of notes 1	—	(5.0)	—
	Social contributions and sponsorships 1	(13.7)	(18.0)	(15.1)
	Loss on sale of inventory 1,3	—	—	(8.9)
	Rehabilitation (expense)/income 1	(1.5)	(13.4)	0.9
	Restructuring costs 4	(2.0)	(0.6)	(113.9)
	Salares VAT 5	23.9	—	—

1	Included under “Other costs, net” in the consolidated income statement.
2	Refer note 13 .2 for further details.
3	The loss on sale of inventory related to the sale of inventory at Tarkwa as part of the transition to contractor mining.
4
The restructuring costs in 2020 comprise mainly separation packages at Tarkwa amounting to US$1.2 million (2019: US$0.3 million and 2018: US$88.8 million), St Ives of US$0.8 million (2019: US$nil and 2018: US$nil), South Deep amounting to US$nil (2019: US$0.3 million and 2018: US$11.2 million) and Damang amounting to US$nil (2019: US$nil and 2018: US$13.9 million). The restructuring costs of US$88.8 million at Tarkwa in 2018 related to the transition to contractor mining.

5
The US$23.9 million income related to a submission of VAT claims for expenses incurred from 2010 to June 2020 at Salares Norte to the Chilean tax authority which become claimable from the commencement of construction in 2020.